Biological Assets - Sensitivities and Impact of Changes in Significant Assumptions on the Fair Value of Biological Assets (Details) $ in Thousands	9 Months Ended	12 Months Ended
	Mar. 31, 2023 CAD ($) $ / g g $ / plant	Mar. 31, 2024 CAD ($) $ / g $ / plant g
Indoor cannabis production facilities | Average selling price
Disclosure of nature and extent of risks arising from financial instruments [line items]
Significant unobservable input, assets | $ / g	4.42	4.88
Amount of reasonably possible increase in unobservable input | $ / g	1.00	1.00
Amount of reasonably possible decrease in unobservable input | $ / g	1.00	1.00
Increase (decrease) in fair value due to reasonably possible increase in unobservable input	$ 3,360	$ 5,490
Increase (decrease) in fair value due to reasonably possible decrease in unobservable input	$ (3,360)	$ (5,490)
Indoor cannabis production facilities | Weighted average yield (grams per plant)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Significant unobservable input, assets | g	38.80	68.61
Amount of reasonably possible increase in unobservable input | g	5	5
Amount of reasonably possible decrease in unobservable input | g	5	5
Increase (decrease) in fair value due to reasonably possible increase in unobservable input	$ 1,438	$ 1,538
Increase (decrease) in fair value due to reasonably possible decrease in unobservable input	$ (1,438)	$ (1,538)
Indoor cannabis production facilities | Weighted average effective yield
Disclosure of nature and extent of risks arising from financial instruments [line items]
Significant unobservable input, assets	0.91	1
Percentage of reasonably possible increase in unobservable input	5.00%	5.00%
Percentage of reasonably possible decrease in unobservable input	5.00%	5.00%
Increase (decrease) in fair value due to reasonably possible increase in unobservable input	$ 395	$ 1,057
Increase (decrease) in fair value due to reasonably possible decrease in unobservable input	$ (395)	$ (1,057)
Indoor cannabis production facilities | Cost per gram to complete production
Disclosure of nature and extent of risks arising from financial instruments [line items]
Significant unobservable input, assets | $ / g	1.65	0.99
Amount of reasonably possible increase in unobservable input | $ / g	1.00	1.00
Amount of reasonably possible decrease in unobservable input | $ / g	1.00	1.00
Increase (decrease) in fair value due to reasonably possible increase in unobservable input	$ (3,427)	$ (5,619)
Increase (decrease) in fair value due to reasonably possible decrease in unobservable input	$ 3,427	$ 5,619
Plant propagation production facilities | Average selling price
Disclosure of nature and extent of risks arising from financial instruments [line items]
Significant unobservable input, assets | $ / plant	7.58	7.77
Percentage of reasonably possible increase in unobservable input	10.00%	10.00%
Percentage of reasonably possible decrease in unobservable input	10.00%	10.00%
Increase (decrease) in fair value due to reasonably possible increase in unobservable input	$ 1,682	$ 2,360
Increase (decrease) in fair value due to reasonably possible decrease in unobservable input	$ (1,682)	$ (2,360)
Plant propagation production facilities | Average stage of completion in the production process
Disclosure of nature and extent of risks arising from financial instruments [line items]
Significant unobservable input, assets	0.56	0.59
Percentage of reasonably possible increase in unobservable input	10.00%	10.00%
Percentage of reasonably possible decrease in unobservable input	10.00%	10.00%
Increase (decrease) in fair value due to reasonably possible increase in unobservable input	$ 2,295	$ 3,464
Increase (decrease) in fair value due to reasonably possible decrease in unobservable input	$ (2,295)	$ (3,464)